SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -Exchange Rates used to Translate Foreign Subsidiary (Details) - $ / £	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Great Britain pound Sterling	1.37	1.32
Great Britain pound Sterling	1.28	1.28